Trade Payables - Customer and Third Parties Indemnification	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade Payables - Customer and Third Parties Indemnification
23. Trade payables – customers and third parties’ indemnification
In April 2015, a fire occurred in six ethanol and gasoline tanks operated by Ultracargo in Santos. The tanks that were affected by the fire, obtained, in phases, the necessary licenses for the return to operation. Therefore
,
the area rehabilitation process ended in August 2019.
The balance of customers and third parties’ indemnification as of December 31, 2018 in the amount of R$ 3,501 were settled on 2 nd
quarter of 2019.